SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

				Weighted
	Number	Weighted average	Number	average
	of shares	exercise price	of shares	exercise price

Outstanding, beginning of year	5,792,800	$4.00	4,458,050	$3.93
Granted	1,262,500	$3.80	1,572,000	$4.32
Exercised	(127,000)	$2.65	(60,000)	$3.03
Cancelled	(940,500)	$4.15	(177,250)	$5.49
Outstanding, end of the period	5,987,800	$3.96	5,792,800	$4.00

Options exercisable at the end of the period	4,946,300	$3.96	4,509,600	$3.91

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options exercisable

	Number	Weighted Average	Weighted	Number	Weighted
	Outstanding	Remaining	Average	Exercisable	Average
Price	as at	Contractual Life	Exercise	as at	Exercise
Intervals	December 31, 2018	(Number of Years)	Price	December 31, 2018	Price

$2.00 - $2.99	1,009,500	1.4	$2.65	1,009,500	$2.65
$3.00 - $3.99	1,250,500	4.4	$3.80	478,400	$3.80
$4.00 - $4.99	3,727,800	2.4	$4.37	3,458,400	$4.37
	5,987,800	2.6	$3.96	4,946,300	$3.96

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
Weighted-average fair value of option in CAN$	$1.96	$2.30
Risk-free interest rate	2.05%	0.85%
Expected dividend yield	0%	0%
Expected stock price volatility	69%	73%
Expected option life in years	3.79	3.86

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

		Weighted		Weighted
	Number	Average Grant	Number	Average Grant
	of units	Price	of units	Price

Outstanding, beginning of year	548,392	$3.44	510,560	$3.39
Granted	103,884	$3.68	37,832	$4.11
Redeemed	-	-	-	-
Outstanding, end of period	652,276	$3.48	548,392	$3.44

Fair value at period end	652,276	$2.94	548,392	$3.02

Disclosure of share appreciation rights [Table Text Block]
	Year Ended		Year Ended
	December 31, 2018		December 31, 2017

		Weighted		Weighted
	Number	Average Grant	Number	Average Grant
	of units	Price	of units	Price

Outstanding, beginning of year	911,993	$3.80	579,660	$4.20
Granted	-	-	489,000	$3.30
Exercised	(96,661)	$2.21	(46,668)	$2.21
Cancelled	(121,332)	$3.96	(109,999)	$4.38
Outstanding, end of period	694,000	$3.99	911,993	$3.80

Exercisable at the end of the period	553,679	$4.16	212,672	$3.69

Disclosure of performance share units plan [Table Text Block]
	Year Ended	Year Ended
	December 31, 2018	December 31, 2017
	Number of units	Number of units

Outstanding, beginning of year	200,000	325,000
Granted	446,000	200,000
Cancelled	(30,000)	-
Settled for shares	-	(193,825)
Settled for cash	-	(131,175)
Outstanding, end of period	616,000	200,000

Disclosure of detailed information about diluted earnings per share [Table Text Block]
	Year Ended
	December 31,	December 31,
	2018	2017
Net earnings (loss)	$(12,439)	$9,684
Basic weighted average number of shares outstanding	128,600,421	127,340,834
Effect of dilutive securities:
Stock options	-	416,739
Performance share units	-	200,000
Diluted weighted average number of share outstanding	128,600,421	127,957,573

Diluted earnings (loss) per share	$(0.10)	$0.08